Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade creditors	$ 7,031	$ 4,608
Factors or other financial institutions for borrowings	26	178
Accounts payable to Board Members	2,802	1,580
Accounts payable to other related parties	189	172
Accounts payable to underwriters, promoters, and employees	2,999	2,985
Other accounts payable	3,401	3,576
Total accounts payable	$ 16,448	$ 13,099